Investments in Associates - Summary of Aggregate Financial Information of Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [Line Items]
Share of the associates' (loss)/profit for the year	¥ (82)	¥ 265	¥ 170
Aggregate carrying amount of the Group's interests in the associates	1,793	1,977	¥ 1,696
Associates [member]
Disclosure of associates [Line Items]
Share of the associates' other comprehensive income	2	7
Share of the associates' total comprehensive income	¥ (80)	¥ 272